Mar. 28, 2024
Invesco Fundamental Investment Grade Corporate Bond ETF
Invesco Fundamental Investment Grade Corporate Bond ETF
INVESCO EXCHANGE-TRADED FUND TRUST II SUPPLEMENT DATED MARCH 28, 2024 TO THE PROSPECTUSES DATED DECEMBER 20, 2023 OF: Invesco Fundamental Investment Grade Corporate Bond ETF (PFIG) (the “Fund”)
Effective March 31, 2024, the following replaces the second paragraph of the section titled “Principal Investment Strategies” in the Fund’s Summary Prospectus and in the section titled “Summary Information—Principal Investment Strategies” in the Fund’s Statutory Prospectus:
Strictly in accordance with its guidelines and mandated procedures, Research Affiliates, LLC (“RA” or the “Index Provider”) or its agent compiles and calculates the Underlying Index, which is designed to measure the performance of U.S. dollar-denominated, investment grade corporate bonds that are SEC-registered securities, Section 3(a)(2) securities under the Securities Act of 1933 (“Securities Act”), or Rule 144A securities under the Securities Act and whose issuers are public companies domiciled in the United States. The Underlying Index selects and weights securities based on the Fundamental Index® approach developed by RA that uses four fundamental factors of company size: book value of assets, gross sales, gross dividends and cash flow. Only non-convertible, non-exchangeable, non-zero, fixed coupon investment grade corporate bonds qualify for inclusion in the Underlying Index.
Please Retain This Supplement For Future Reference.